CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenue	$ 166,773	$ 0	$ 0
Cost of sales (Note 8)	(106,742)	30,529	12,770
Gross profit	60,031	(30,529)	(12,770)
Expenses
Consulting fees	1,295,829	2,448,560	977,410
Share based compensation (Note 19, 20)	1,048,661	1,413,919	3,447,415
Professional fees	488,902	371,079	225,151
Shareholders information services	135,181	379,058	52,714
Salaries and wages	23,039	0	0
Advertising costs	2,825	88,917	0
Office and general	208,484	605,334	120,274
Depreciation (Note 8)	5,768	0	0
Amortization of right-of-use assets (Note 7)	92,167	0	0
Leases and utilities	67,800	0	0
Financing costs	0	0	14,845
Exclusivity fee (Note 22(a))	0	48,367	42,550
Impairment of promissory note receivable (Note 5)	0	85,114	0
Impairment of equipment (Note 8)	0	107,515	0
Total operating expenses	3,368,656	5,547,863	4,880,359
Loss before other income	(3,308,625)	(5,578,392)	(4,893,129)
Interest expense (Note 14, 15, 17)	564,897	39,215	0
Interest on lease obligation (Note 13)	46,171	0
Accretion expense (Note 15, 17)	249,518	24,680	0
Loss on settlement of fees (Note 17)	0	12,700	0
Loss on settlement of other investment	184,440	0	0
Impairment of assets	16,316	0	0
Foreign exchange loss (gain)	56,225	57,121	(27,196)
Gain on settlement	(51,023)	0	0
Other income	(65,920)	0	0
Loss on deposit (Note 22(e))	396,000	124,428	0
Loss before income taxes	(4,705,249)	(5,836,536)	(4,865,933)
Deferred tax recovery (Note 26)	54,349	0	0
Net loss and comprehensive loss	$ (4,650,900)	$ (5,836,536)	$ (4,865,933)
Loss per share - basic and diluted	$ (0.10)	$ (0.15)	$ (0.15)
Weighted average number of outstanding common shares - basic and diluted	$ 45,424,867	$ 40,149,242	$ 32,255,112
Net loss	$ (4,650,900)	$ (5,836,536)	$ (4,865,933)
Foreign exchange translation adjustment	(49,488)	7,205	684
Total comprehensive loss	$ (4,700,388)	$ (5,829,331)	$ (4,865,249)